Annual Total Returns - Fidelity® Value Discovery Fund [BarChart] - 07.31 Fidelity Value Discovery Fund Retail PRO-05 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	15.37%
Annual Return 2011	(2.28%)
Annual Return 2012	16.97%
Annual Return 2013	35.51%
Annual Return 2014	14.78%
Annual Return 2015	(3.02%)
Annual Return 2016	13.24%
Annual Return 2017	14.17%
Annual Return 2018	(9.31%)
Annual Return 2019	24.09%